Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net (loss) income	$ (2,321)	$ (2,230)	$ 17,140
Adjustments to the profit or loss items:
Depreciation and amortization	12,155	5,609	4,897
Financial expense (income), net	6,791	1,189	672
Cost of share-based payment	1,153	529	977
Taxes on income	62	345	1,425
(Gain) loss from sale of property and equipment			(7)
Change in employee benefit liabilities, net	(111)	45	201
Adjustments to the profit or loss items	20,050	7,717	8,165
Changes in asset and liability items:
Decrease(increase) in trade receivables, net	7,603	(12,861)	1,332
Decrease (increase) in other accounts receivables	(578)	(1,634)	115
Decrease (increase) in inventories	(1,361)	(2,373)	1,157
Decrease (increase) in deferred expenses	(1,340)	(6,883)	(3,085)
Increase (decrease) in trade payables	7,055	7,917	(9,560)
Increase (decrease) in other accounts payables	290	(392)	1,736
Increase (decrease) in deferred revenues	(20)	1,815	1,204
Total Changes in asset and liability	11,649	(14,411)	(7,101)
Cash paid during the year for:
Interest paid	(853)	(228)	(209)
Interest received	97	375	1,211
Taxes paid	(36)	(42)	(101)
Cash received (paid) during the year	(792)	105	901
Net cash (used in) provided by operating activities	28,586	(8,819)	19,105
Cash Flows from Investing Activities
Investment in short term investments, net		39,083	(7,646)
Purchase of property and equipment and intangible assets	(3,784)	(3,730)	(5,488)
Business combination		(96,403)
Proceeds from sale of property and equipment			7
Net cash used in investing activities	(3,784)	(61,050)	(13,127)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	9	19	64
Receipt of long-term loans		20,000
Proceeds from issuance of ordinary shares, net			24,895
Repayment of lease liabilities	(1,098)	(1,221)	(1,103)
Repayment of long-term loans	(2,628)	(205)	(492)
Repayment of other long-term liabilities	(5,626)
Net cash provided by (used in) financing activities	(9,343)	18,593	23,364
Exchange differences on balances of cash and cash equivalent	212	(334)	(1,807)
Increase (decrease) in cash and cash equivalents	15,671	(51,610)	27,535
Cash and cash equivalents at the beginning of the year	18,587	70,197	42,662
Cash and cash equivalents at the end of the year	34,258	18,587	70,197
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	551	845	539
Purchase of property and equipment	$ 618	$ 1,001	$ 722